UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2263

Waddell & Reed Advisors Retirement Shares, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2005

Waddell & Reed Advisors Retirement Shares

CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
8	Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
26	Renewal of Investment Management Agreement
29	Proxy Voting Information
30	Quarterly Portfolio Schedule Information
30	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Retirement Shares, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors Retirement Shares, Inc. prospectus and current Fund performance information.

President's Letter
      December 31, 2005

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended December 31, 2005. Over the period, the financial markets remained fairly resilient in the face of challenges from a variety of directions. The S&P 500 Index increased 5.77 percent during the six-month period, while the Dow Jones Industrial Average rose 5.58 percent. Bonds struggled somewhat as interest rates continued to rise, with the Citigroup Broad Investment Grade Index declining 0.04 percent over the last six months.

Between July and December, the financial markets contended with increasing energy prices, steadily rising interest rates and, most dramatically, the fallout from two major hurricanes that tragically struck this country's Gulf Coast. Despite these headwinds, the financial markets and the U.S. economy did relatively well. Corporate profits overall have generally been strong, and global economies remain fundamentally sound. Growth in U.S. gross domestic product (GDP) was 4.1 percent in 2005's calendar third quarter, and estimates for the fourth quarter are for near 3 percent growth.

Economic growth likely will slow somewhat in the U.S. in 2006, due to higher interest rates and higher energy prices. The Federal Reserve, in continuing its campaign of gradually raising short-term interest rates to fight inflation risks, enacted a quarter-point increase in December, its 13th increase since tightening began in 2004, bringing the Federal Funds rate to 4.25 percent. Although future Fed policy remains uncertain, indications are that the rate-raising campaign is likely to end in 2006. As it becomes clear that the economy is operating at a sustainable, non-inflationary rate, the Fed likely will cease pushing up interest rates.

The other major potential drag on the economy is the rapid rise of oil prices. Crude oil had been rising gradually over the summer, but spiked dramatically following the late-August hurricanes. By the end of December, the price surpassed $61 per barrel. The world is facing constraints in supply such as we have never seen before. While many are forecasting that prices may ease somewhat in 2006, we believe that longer term, higher energy prices are here to stay. As investors, we must remain aware of that reality, its impact on the world economies, and any opportunities that it may create.

While the world and the financial markets continually face challenges brought on by economic or geopolitical events - and although past performance is no guarantee of future results - stocks have historically continued to rise over time. That is why we believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. Through appropriate diversification among four or five or so different asset classes, you can potentially provide more balance to your investment portfolio over time.

Your financial advisor can help you with these strategies and help you to develop and maintain a customized plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses
Retirement Shares

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2005.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended December 31, 2005	Beginning Account Value 6-30-05	Ending Account Value 12-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,122.10	1.26%	$6.74
Class B	1,000	1,116.20	2.27	12.13
Class C	1,000	1,117.50	2.19	11.71
Class Y	1,000	1,123.80	0.94	5.03
Based on 5% Return(2)
Class A	$1,000	$1,018.86	1.26%	$6.41
Class B	1,000	1,013.75	2.27	11.54
Class C	1,000	1,014.15	2.19	11.14
Class Y	1,000	1,020.47	0.94	4.79

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2005, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF RETIREMENT SHARES

Portfolio Highlights

On December 31, 2005, Waddell & Reed Advisors Retirement Shares, Inc. had net assets totaling $645,609,810 invested in a diversified portfolio of:

70.71%	Domestic Common Stocks
16.18%	United States Government and Government Agency Obligations
6.85%	Foreign Common Stocks
4.87%	Cash and Cash Equivalents
1.39%	Corporate Debt Securities

As a shareholder of the Fund, for every $100 you had invested on December 31, 2005, your Fund owned:

Energy Stocks	$23.52
Technology Stocks	$16.46
United States Government and Government Agency Obligations	$16.18
Health Care Stocks	$9.22
Multi-Industry Stocks	$6.72
Financial Services Stocks	$5.75
Retail Stocks	$4.96
Cash and Cash Equivalents	$4.87
Miscellaneous Stocks	$3.19
Consumer Services Stocks	$3.04
Transportation Stocks	$2.37
Raw Materials Stocks	$2.33
Corporate Debt Securities	$1.39

The Investments of Retirement Shares
December 31, 2005
COMMON STOCKS	Shares	Value

Aircraft - 0.86%
L-3 Communications Holdings, Inc.	75,000	$5,576,250

Banks - 2.05%
Bank of America Corporation	150,000	6,922,500
Wells Fargo & Company	100,000	6,283,000
		13,205,500
Broadcasting - 1.01%
Viacom Inc., Class B	200,000	6,520,000

Capital Equipment - 0.78%
Chicago Bridge & Iron Company N.V., NY Shares	200,000	5,042,000

Chemicals - Petroleum and Inorganic - 0.99%
du Pont (E.I.) de Nemours and Company	150,000	6,375,000

Communications Equipment - 1.03%
Juniper Networks, Inc.*	300,000	6,679,500

Computers - Micro - 0.70%
Dell Inc.*	150,000	4,491,750

Computers - Peripherals - 5.19%
Adobe Systems Incorporated	225,000	8,312,625
Avid Technology, Inc.*	150,000	8,209,500
Electronic Arts Inc.*	150,000	7,845,750
Microsoft Corporation	350,000	9,140,250
		33,508,125
Consumer Electronics - 1.52%
Harman International Industries, Incorporated	100,000	9,785,000

Defense - 1.06%
General Dynamics Corporation	60,000	6,843,000

Electrical Equipment - 0.89%
Tyco International Ltd.	200,000	5,772,000

Electronic Components - 6.86%
Analog Devices, Inc.	175,000	6,277,250
FormFactor, Inc.*	225,000	5,503,500
Linear Technology Corporation	225,000	8,104,500
Maxim Integrated Products, Inc.	300,000	10,866,000
SanDisk Corporation*	125,000	7,847,500
Xilinx, Inc.	225,000	5,663,250
		44,262,000
Electronic Instruments - 0.76%
KLA-Tencor Corporation	100,000	4,930,500

Finance Companies - 2.07%
Countrywide Financial Corporation	200,000	6,838,000
Freddie Mac	100,000	6,535,000
		13,373,000
Health Care - Drugs - 3.20%
Genzyme Corporation*	125,000	8,836,250
Gilead Sciences, Inc.*	100,000	5,256,500
Novartis AG, ADR	125,000	6,560,000
		20,652,750
Health Care - General - 2.47%
Cyberonics, Inc.*	215,000	6,936,975
Johnson & Johnson	150,000	9,015,000
		15,951,975
Hospital Supply and Management - 3.55%
Guidant Corporation	100,000	6,475,000
Health Net, Inc.*	125,000	6,443,750
Stryker Corporation	225,000	9,996,750
		22,915,500
Hotels and Gaming - 2.03%
Boyd Gaming Corporation	125,000	5,957,500
Harrah's Entertainment, Inc.	100,000	7,129,000
		13,086,500
Mining - 1.34%
Phelps Dodge Corporation	60,000	8,632,200

Multiple Industry - 6.72%
Bill Barrett Corporation*	175,000	6,756,750
Companhia Vale do Rio Doce, ADR	175,000	7,199,500
Genworth Financial, Inc.	150,000	5,187,000
Google Inc., Class A*	25,000	10,372,625
Las Vegas Sands, Inc.*	200,000	7,894,000
Volterra Semiconductor Corporation*	400,000	6,006,000
		43,415,875
Petroleum - Canada - 1.57%
EnCana Corporation	225,000	10,161,000

Petroleum - Domestic - 4.84%
ENSCO International Incorporated	175,000	7,761,250
EOG Resources, Inc.	75,000	5,502,750
Ultra Petroleum Corp.*	125,000	6,975,000
XTO Energy Inc.	250,000	10,985,000
		31,224,000
Petroleum - International - 5.73%
Anadarko Petroleum Corporation	135,000	12,791,250
Apache Corporation	225,000	15,417,000
Newfield Exploration Company*	175,000	8,762,250
		36,970,500
Petroleum - Services - 11.38%
BJ Services Company	275,000	10,084,250
GlobalSanteFe Corporation	175,000	8,426,250
Nabors Industries Ltd.*	125,000	9,468,750
Patterson-UTI Energy, Inc.	300,000	9,865,500
Rowan Companies, Inc.	200,000	7,128,000
Schlumberger Limited	90,000	8,743,500
Smith International, Inc.	250,000	9,277,500
Transocean Inc.*	150,000	10,453,500
		73,447,250
Railroad - 1.21%
Norfolk Southern Corporation	175,000	7,845,250

Restaurants - 0.98%
YUM! Brands, Inc.	135,000	6,328,800

Retail - Food Stores - 1.12%
CVS Corporation	275,000	7,265,500

Retail - General Merchandise - 1.51%
Kohl's Corporation*	200,000	9,720,000

Retail - Specialty Stores - 1.35%
Best Buy Co., Inc.	200,000	8,696,000

Security and Commodity Brokers - 1.63%
Bear Stearns Companies Inc. (The)	50,000	5,776,500
Marsh & McLennan Companies, Inc.	150,000	4,764,000
		10,540,500
Trucking and Shipping - 1.16%
United Parcel Service, Inc., Class B	100,000	7,515,000

TOTAL COMMON STOCKS - 77.56%		$500,732,225

(Cost: $434,307,114)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.59%
Southwest Airlines Co.,
7.875%, 9-1-07	$ 3,650	3,807,618

Business Equipment and Services - 0.80%
USA Waste Services, Inc.,
7.125%, 10-1-07	5,000	5,167,175

TOTAL CORPORATE DEBT SECURITIES - 1.39%		$8,974,793

(Cost: $8,806,696)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligation - 0.67%
National Archives Facility Trust,
8.5%, 9-1-19	3,499	4,312,309

Mortgage Backed Obligations - 0.24%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.5%, 12-1-31	993	1,019,570
6.5%, 1-1-32	544	559,020
		1,578,590
Treasury Obligations - 15.27%
United States Treasury Bond,
5.375%, 2-15-31	35,000	39,314,835
United States Treasury Notes:
3.875%, 9-15-10	5,000	4,895,900
4.25%, 8-15-14	20,000	19,781,240
4.25%, 8-15-15	35,000	34,547,450
		98,539,425

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 16.18%		$104,430,324

(Cost: $103,341,801)

SHORT-TERM SECURITIES

Beverages - 0.77%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
4.28%, 1-18-06	$5,000	4,989,894

Finance Companies - 1.28%
Ciesco, LLC:
4.16%, 1-3-06	3,800	3,799,122
4.3%, 1- 4-06	4,500	4,498,388
		8,297,510
Household - General Products - 0.56%
Fortune Brands Inc.,
4.3%, 1-3-06	3,589	3,588,143

Multiple Industry - 0.46%
Michigan Consolidated Gas Co.,
4.43%, 1-12-06	3,000	2,995,939

Publishing - 0.96%
Tribune Co.:
4.25%, 1- 4-06	3,975	3,973,592
4.41%, 1-25-06	2,200	2,193,532
		6,167,124
Utilities - Electric - 0.61%
Wisconsin Electric Power Co.,
4.22%, 1-3-06	3,945	3,944,075

TOTAL SHORT-TERM SECURITIES - 4.64%		$29,982,685

(Cost: $29,982,685)

TOTAL INVESTMENT SECURITIES - 99.77%		$644,120,027

(Cost: $576,438,296)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.23%		1,489,783

NET ASSETS - 100.00%		645,609,810

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      RETIREMENT SHARES
      December 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $576,438) (Notes 1 and 3)	$644,120
Receivables:
Investment securities sold	3,438
Dividends and interest	2,129
Fund shares sold	459
Prepaid and other assets	35

Total assets	650,181

LIABILITIES
Payable for investment securities purchased	2,438
Payable to Fund shareholders	1,721
Accrued shareholder servicing (Note 2)	168
Accrued service fee (Note 2)	130
Accrued management fee (Note 2)	25
Accrued accounting services fee (Note 2)	14
Due to custodian	4
Accrued distribution fee (Note 2)	3
Other	68

Total liabilities	4,571

Total net assets	$645,610

NET ASSETS
$0.01 par value capital stock:
Capital stock	$821
Additional paid-in capital	833,318
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(65)
Accumulated undistributed net realized loss on investment transactions	(256,146)
Net unrealized appreciation in value of investments	67,682

Net assets applicable to outstanding units of capital	$645,610

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.88
Class B	$7.59
Class C	$7.61
Class Y	$7.93
Capital shares outstanding:
Class A	77,126
Class B	3,267
Class C	860
Class Y	826
Capital shares authorized	300,000

See Notes to Financial Statements.

Statement of Operations
      RETIREMENT SHARES
      For the Six Months Ended December 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$2,754
Dividends (net of foreign withholding taxes of $7)	2,089

Total income	4,843

Expenses (Note 2):
Investment management fee	2,239
Service fee:
Class A	741
Class B	31
Class C	8
Shareholder servicing:
Class A	667
Class B	59
Class C	13
Class Y	5
Distribution fee:
Class A	11
Class B	93
Class C	24
Accounting services fee	83
Legal fees	50
Custodian fees	15
Audit fees	11
Other	126

Total expenses	4,176

Net investment income	667

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	43,419
Unrealized appreciation in value of investments during the period	28,609

Net gain on investments	72,028

Net increase in net assets resulting from operations	$72,695

See Notes to Financial Statements.

Statement of Changes in Net Assets
      RETIREMENT SHARES
      (In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2005	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$667	$(87)
Realized net gain on investments	43,419	12,723
Unrealized appreciation	28,609	39,313

Net increase in net assets resulting from operations	72,695	51,949

Distributions to shareholders from (Note 1E): (1)
Net investment income:
Class A	(682)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(13)	(-)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(695)	(-)

Capital share transactions (Note 5)	(40,268)	(132,432)

Total increase (decrease)	31,732	(80,483)
NET ASSETS
Beginning of period	613,878	694,361

End of period	$645,610	$613,878

Undistributed net investment loss	$(65)	$(37)

(1)See "Financial Highlights" on pages 16 - 19.

See Notes to Financial Statements.

Financial Highlights
      RETIREMENT SHARES
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$7.03		$6.46	$5.77	$5.48	$6.84	$12.05

Income (loss) from investment operations:
Net investment income	0.01		0.00	0.01	0.03	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.85		0.57	0.69	0.30	(1.35)	(2.52)

Total from investment operations	0.86		0.57	0.70	0.33	(1.29)	(2.46)

Less distributions:
From net investment income	(0.01)		(0.00)	(0.01)	(0.04)	(0.06)	(0.06)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)	(2.42)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.27)

Total distributions	(0.01)		(0.00)	(0.01)	(0.04)	(0.07)	(2.75)

Net asset value, end of period	$7.88		$7.03	$6.46	$5.77	$5.48	$6.84

Total return(1)	12.21%		8.82%	12.12%	6.11%	-18.97%	-23.46%
Net assets, end of period (in millions)	$608		$578	$659	$637	$739	$1,075
Ratio of expenses to average net assets	1.26	%(2)	1.27%	1.25%	1.28%	1.21%	1.11%
Ratio of net investment income to average net assets	0.25	%(2)	0.03%	0.14%	0.55%	0.93%	0.62%
Portfolio turnover rate	117%		202%	273%	219%	266%	227%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      RETIREMENT SHARES
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$6.80		$6.31	$5.70	$5.42	$6.78	$12.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.10)	(0.06)	(0.04)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.83		0.59	0.67	0.32	(1.34)	(2.52)

Total from investment operations	0.79		0.49	0.61	0.28	(1.35)	(2.53)

Less distributions:
From net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)	(2.42)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.27)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)	(2.69)

Net asset value, end of period	$7.59		$6.80	$6.31	$5.70	$5.42	$6.78

Total return	11.62%		7.77%	10.70%	5.17%	-19.90%	-24.19%
Net assets, end of period (in millions)	$25		$24	$26	$23	$27	$39
Ratio of expenses to average net assets	2.27	%(1)	2.33%	2.33%	2.43%	2.24%	2.07%
Ratio of net investment loss to average net assets	-0.76	%(1)	-1.03%	-0.94%	-0.60%	-0.10%	-0.36%
Portfolio turnover rate	117%		202%	273%	219%	266%	227%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      RETIREMENT SHARES
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$6.81		$6.32	$5.70	$5.42	$6.77	$12.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.09)	(0.03)	(0.04)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.84		0.58	0.65	0.32	(1.33)	(2.53)

Total from investment operations	0.80		0.49	0.62	0.28	(1.34)	(2.54)

Less distributions:
From net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)	(2.42)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.27)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)	(2.69)

Net asset value, end of period	$7.61		$6.81	$6.32	$5.70	$5.42	$6.77

Total return	11.75%		7.75%	10.88%	5.17%	-19.79%	-24.28%
Net assets, end of period (in millions)	$6		$6	$7	$5	$6	$8
Ratio of expenses to average net assets	2.19	%(1)	2.23%	2.23%	2.36%	2.24%	2.09%
Ratio of net investment loss to average net assets	-0.68	%(1)	-0.93%	-0.85%	-0.53%	-0.09%	-0.38%
Portfolio turnover rate	117%		202%	273%	219%	266%	227%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      RETIREMENT SHARES
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-05		2005	2004	2003	2002	2001

Net asset value, beginning of period	$7.07		$6.47	$5.78	$5.48	$6.84	$12.05

Income (loss) from investment operations:
Net investment income	0.02		0.02	0.03	0.06	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.86		0.58	0.68	0.30	(1.35)	(2.53)

Total from investment operations	0.88		0.60	0.71	0.36	(1.28)	(2.44)

Less distributions:
From net investment income	(0.02)		(0.00)	(0.02)	(0.06)	(0.07)	(0.08)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)	(2.42)
In excess of capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.27)

Total distributions	(0.02)		(0.00)	(0.02)	(0.06)	(0.08)	(2.77)

Net asset value, end of period	$7.93		$7.07	$6.47	$5.78	$5.48	$6.84

Total return	12.38%		9.27%	12.31%	6.68%	-18.72%	-23.28%
Net assets, end of period (in millions)	$7		$6	$2	$1	$3	$8
Ratio of expenses to average net assets	0.94	%(1)	0.92%	0.93%	0.93%	0.91%	0.87%
Ratio of net investment income to average net assets	0.58	%(1)	0.38%	0.48%	0.92%	1.20%	0.79%
Portfolio turnover rate	117%		202%	273%	219%	266%	227%

(1)Annualized.

See Notes to Financial Statements.

Notes to Financial Statements
      December 31, 2005

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Retirement Shares, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide the highest long-term total investment return as is, in the opinion of the Fund's investment manager, consistent with reasonable safety of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. In deciding whether to make fair value adjustments, the Fund reviews a variety of factors, including news relating to security specific events, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities. In these cases, the Fund may utilize information from a pricing service to adjust closing market quotations of foreign securities to reflect what it believes to be fair value. Short-term debt securities are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
E. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5792 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $298,008. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and is paid to W&R. During the six-month period ended December 31, 2005, W&R received $169, $16,292 and $159 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $184,071 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' regular compensation of $18,901, which are included in other expenses. The Fund pays Frederick Vogel III additional compensation for his service as lead independent director. For the six-month period ended December 31, 2005, that amount was $249.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $603,473,590, while proceeds from maturities and sales aggregated $701,283,931. Purchases of short-term and U.S. government obligations aggregated $1,981,454,343 and $84,057,226, respectively. Proceeds from maturities and sales of short-term and U.S. government securities aggregated $2,012,165,982 and $6,118,349, respectively.

For Federal income tax purposes, cost of investments owned at December 31, 2005 was $576,438,296, resulting in net unrealized appreciation of $67,681,731, of which $74,241,122 related to appreciated securities and $6,559,391 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2005 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$-
Distributed ordinary income	-
Undistributed ordinary income	-

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	-

Post-October losses deferred	12,039,516

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2010	$113,490,004
June 30, 2011	173,664,953

Total carryover	$287,154,957

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended December 31, 2005	For the fiscal year ended June 30, 2005

Shares issued from sale of shares:
Class A	2,772	5,268
Class B	90	303
Class C	66	132
Class Y	4	503
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	85	-
Class B	-	-
Class C	-	-
Class Y	2	-
Shares redeemed:
Class A	(7,981)	(25,030)
Class B	(309)	(939)
Class C	(109)	(351)
Class Y	(9)	(66)

Decrease in outstanding capital shares	(5,389)	(20,180)

Value issued from sale of shares:
Class A	$21,018	$34,339
Class B	654	1,916
Class C	487	831
Class Y	29	3,156
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	676	-
Class B	-	-
Class C	-	-
Class Y	13	-
Value redeemed:
Class A	(60,038)	(164,030)
Class B	(2,245)	(5,998)
Class C	(795)	(2,213)
Class Y	(67)	(433)

Decrease in outstanding capital	$(40,268)	$(132,432)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Retirement Shares, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Retirement Shares, Inc. (the "Fund"), as of December 31, 2005, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2005, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Retirement Shares, Inc. as of December 31, 2005, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2005, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 10, 2006

Renewal of Investment Management Agreement for Waddell & Reed Advisors Retirement Shares, Inc.

At their August 23 and 24, 2005 meeting, the Directors, including all of the Disinterested Directors, considered and approved the renewal of the existing Management Agreement between WRIMCO and the Fund. The Disinterested Directors of the Fund were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of WRIMCO and the Management Agreement.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement. WRIMCO provided materials to the Directors that included responses to those requests and other information WRIMCO believed was useful in evaluating continuation of the Management Agreement. The Directors also received reports prepared by an independent consultant, Lipper Inc., relating to the Fund's performance and expenses compared to the performance and expenses of a peer group of comparable funds. At the meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, W&R) to the Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement.

Nature, Extent and Quality of Services Provided to the Fund

The Directors considered the nature, extent and quality of the services provided to the Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio

The Directors considered the Fund's performance, both on an absolute basis and in relation to the performance of a peer group of comparable mutual funds, as selected by Lipper. The Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of the Fund and also considered the Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of a peer group of comparable mutual funds. The Directors' review also included consideration of the Fund's management fees at various asset levels, which reflected breakpoints in the management fee structure and average account size information. In addition, the Directors considered the Fund's investment management fees in relation to the management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with similar investment objectives, policies and strategies as the Fund (Similar Funds). The Directors also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with similar investment objectives, policies and strategies as the Fund (Other Accounts).

The Directors considered that the Fund's total return performance was higher than the peer group median and the Lipper index for the one-, three- and seven-year periods and was higher than the Lipper index for the ten-year period.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Fund's management fee and overall expense ratio were higher than the peer group median on an unadjusted basis but that, when adjusted for the Fund's smaller average account size, the Fund's overall expense ratio was lower than its peer group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at certain asset levels were higher, and at other asset levels were lower, than the asset-weighted average for its peer group.

The Directors also considered that there were no Similar Funds managed by WRIMCO or its affiliates with similar investment objectives, policies and strategies as the Fund and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Directors considered the relevance of the fee information provided for the Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Directors recognized that differences in fees paid by the Other Accounts were consistent with the management and other services provided.

Profitability and Economies of Scale

The Directors also considered that the Fund's management fee structure includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Disinterested Directors considered specific data as to WRIMCO's profit or loss with respect to the Fund for a recent period. The Directors also considered WRIMCO's methodology for determining this data. In addition, the Directors considered the soft dollar arrangements with respect to the Fund's portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement, the Directors considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Fund's Management Agreement, without any one factor being dispositive:

  the performance of the Fund compared with the average performance of a peer group of comparable funds and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of a peer group of comparable funds;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, the Board determined that the Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement was in the best interests of the Fund. In reaching these determinations, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; the performance of the Fund was satisfactory; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO was reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To all Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1007SA (12-05)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Retirement Shares, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

 Date: March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

 Date: March 6, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

 Date: March 6, 2006